Schedule of Assets And Liabilities Measured at Fair Value (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Platform Operator, Crypto-Asset [Line Items]
Senior convertible debentures	$ 2,722,000
Share issuance liability	1,235,823
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Senior convertible debentures
Share issuance liability	1,235,823
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Senior convertible debentures
Share issuance liability
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Senior convertible debentures	2,722,000
Share issuance liability